Significant Accounting Policies - Foreign currency transactions (Detail) - brazilianReal	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
US Dollars
Disclosure of significant accounting policies [line items]
Final rate	5.5805	5.1967	4.0307
Average rate	5.3956	5.1578	3.9461
Euro
Disclosure of significant accounting policies [line items]
Final rate	6.3210	6.3779	4.5305
Average rate	6.3784	5.8989	4.4159